Other Income (Details) - Schedule of Other Income - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest income from financial institutions [Member]
Other Income (Details) - Schedule of Other Income [Line Items]
Total		$ 25,280	$ 1,485	$ 783
Government subsidies [Member]
Other Income (Details) - Schedule of Other Income [Line Items]
Total	[1]	15,308
Gain on exchange difference [Member]
Other Income (Details) - Schedule of Other Income [Line Items]
Total			30,887
Total [Member]
Other Income (Details) - Schedule of Other Income [Line Items]
Total		$ 40,588	$ 32,372	$ 783

[1]	The government subsidies were granted under the Employment Support Scheme (“ESS”) for the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises to retain their employees. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.